General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Professional fees (legal and accounting)	$ 966	$ 1,070	$ 1,023
Directors fees and expenses	741	781	802
Listing fees and expenses	100	128	181
Environmental, Social and Governance expenses	1,427	216	97
Miscellaneous	2,444	2,369	1,976
Total	27,035	23,763	21,802
Related party
Management fees – related parties	$ 21,357	$ 19,199	$ 17,723